Pension Plans and Retiree Benefits - Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Defined Benefit
Defined Benefit Plan Disclosure
Expected employer contributions, 2023	$ 8
Expected benefit payments:
2023	95
2024	94
2025	96
2026	97
2027	98
2028 - 2032	501
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Expected employer contributions, 2023	0
Expected benefit payments:
2023	23
2024	22
2025	22
2026	23
2027	23
2028 - 2032	$ 119